DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
DEFERRED TAX ASSETS AND LIABILITIES
Total net deferred tax assets	$ 1,995	$ 2,683
Deferred tax liability (asset)	(1,995)
Share issuance costs
DEFERRED TAX ASSETS AND LIABILITIES
Total net deferred tax assets		1,534
Net operating loss carried forward
DEFERRED TAX ASSETS AND LIABILITIES
Total net deferred tax assets		2,636
Deferred tax liability (asset)	23,976	7,218
Accrued interest
DEFERRED TAX ASSETS AND LIABILITIES
Total net deferred tax assets		(2,756)
Deferred tax liability (asset)		3,436
Derivatives
DEFERRED TAX ASSETS AND LIABILITIES
Total net deferred tax assets	1,884
Development and production expenditure
DEFERRED TAX ASSETS AND LIABILITIES
Total net deferred tax assets		1,269
Total net deferred tax liabilities	(25,971)	$ (10,654)
Other
DEFERRED TAX ASSETS AND LIABILITIES
Total net deferred tax assets	$ 111